Other Assets (Schedule Of Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Debt issuance costs	$ 133,352	$ 148,675
Other tangible fixed assets	2,482	3,802
Receivables from aircraft manufacturer	8,203	12,990
Prepaid expenses	4,690	4,601
Other receivables	9,124	11,291
Other assets	$ 157,851	$ 181,359